SHARE-BASED COMPENSATION EXPENSES (Details 2) (Performance Shares [Member])	1 Months Ended
Feb. 20, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	0.71%
Expected life (in years)	4 years 2 months 1 day
Weighted average expected volatility	62.64%
Expected dividends	0.00%